UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2010 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS † — 97.7%
AFRICA — 2.1%
SOUTH AFRICA — 2.1%
Gold Fields Ltd., ADR	75,300	$1,018,809
TOTAL SOUTH AFRICA — (Cost $986,852)		1,018,809
TOTAL AFRICA — (Cost $986,852)		1,018,809
EUROPE — 50.5%
FRANCE — 4.1%
Sanofi-Aventis SA	18,825	1,093,383
Technip SA	13,722	913,762
TOTAL FRANCE — (Cost $2,158,471)		2,007,145
GERMANY — 6.1%
Adidas AG	18,265	989,213
Aixtron AG (b)	22,348	668,223
Siemens AG	13,964	1,360,968
TOTAL GERMANY — (Cost $2,757,323)		3,018,404
LUXEMBOURG — 1.9%
SES SA	38,915	961,248
TOTAL LUXEMBOURG — (Cost $833,999)		961,248
NETHERLANDS — 11.3%
ASML Holding NV	29,628	944,781
Gemalto NV	17,512	718,854
Heineken NV	18,057	817,231
ING Groep NV	107,326	1,032,181
Philips Electronics	35,707	1,112,571
Unilever NV	31,985	940,955
TOTAL NETHERLANDS — (Cost $4,799,781)		5,566,573
NORWAY — 2.3%
DnB NOR ASA	92,200	1,145,016
TOTAL NORWAY — (Cost $1,046,083)		1,145,016
SWITZERLAND — 7.3%
ABB, Ltd.	61,799	1,247,015
Credit Suisse Group AG	21,650	985,961
Roche Holding AG	10,374	1,349,407
TOTAL SWITZERLAND — (Cost $3,276,535)		3,582,383
UNITED KINGDOM — 17.5%
Amlin PLC	90,015	600,017
Barclays PLC	226,640	1,183,543
British American Tobacco PLC	47,582	1,638,112

See notes to schedule of investments.

1

	Shares	US$ Value (a)
COMMON STOCKS † — Continued
EUROPE — Continued
UNITED KINGDOM - Continued
Compass Group PLC	117,520	$977,354
Inchcape PLC	132,913	622,970
Pearson PLC	69,993	1,086,762
Persimmon PLC	115,829	641,770
Petrofac, Ltd.	43,012	843,653
Xstrata PLC	66,065	1,052,727
TOTAL UNITED KINGDOM — (Cost $8,573,836)		8,646,908
TOTAL EUROPE — (Cost $23,446,028)		24,927,677
JAPAN — 19.5%
Bank of Yokohama, Ltd.	134,000	618,855
Bridgestone Corp.	52,700	943,653
Dai-ichi Mutual Life Insurance Co.	522	740,751
Kirin Holdings Co., Ltd.	71,000	948,365
Mitsui Fudosan Co., Ltd.	44,000	651,890
Nippon Yusen Kabushiki Kaisha	232,000	982,835
Nomura Holdings Inc.	115,900	645,268
NTT DoCoMo, Inc. (b)	558	888,072
Panasonic Corp.	65,200	861,837
Ricoh Co. Ltd. (b)	57,000	789,733
Sekisui House Ltd. (b)	74,000	656,959
Shin-Etsu Chemical Co., Ltd.	17,900	891,944
TOTAL JAPAN — (Cost $9,957,071)		9,620,162
LATIN AMERICA — 2.1%
BRAZIL — 2.1%
PDG Realty SA Empreendimentos e Participacoes	99,100	1,054,783
TOTAL BRAZIL — (Cost $896,939)		1,054,783
TOTAL LATIN AMERICA — (Cost $896,939)		1,054,783
MIDDLE EAST — 1.8%
ISRAEL — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	18,100	884,185
TOTAL ISRAEL — (Cost $1,005,358)		884,185
TOTAL MIDDLE EAST — (Cost $1,005,358)		884,185
PACIFIC BASIN — 21.7%
AUSTRALIA — 6.6%
Incitec Pivot Ltd.	261,731	769,561
Leighton Holdings Ltd. (b)	27,200	725,685
Newcrest Mining Ltd. (b)	33,986	1,005,739

See notes to schedule of investments.

2

	Shares	US$ Value (a)
COMMON STOCKS † — Continued
PACIFIC BASIN — Continued
AUSTRALIA — Continued
Westpac Banking Corp.	35,861	$778,318
TOTAL AUSTRALIA — (Cost $3,392,683)		3,279,303
CHINA — 4.4%
Bank of China Ltd., H Shares	1,754,000	925,832
Ctrip.com International Ltd., ADR	21,200	853,512
Mindray Medical International Ltd., ADR	12,900	399,126
TOTAL CHINA — (Cost $1,819,508)		2,178,470
HONG KONG — 4.8%
CNOOC Ltd., ADR	5,000	842,100
GOME Electrical Appliances Holdings Ltd. (b)	1,550,000	538,783
SJM Holdings Ltd.	1,112,000	980,650
TOTAL HONG KONG — (Cost $2,182,437)		2,361,533
SINGAPORE — 2.0%
DBS Group Holdings Ltd.	93,000	984,851
TOTAL SINGAPORE — (Cost $985,660)		984,851
SOUTH KOREA — 1.4%
KT Corp., ADR	35,400	667,290
TOTAL SOUTH KOREA — (Cost $718,789)		667,290
TAIWAN — 1.3%
Hon Hai Precision Industry Co., Ltd.	154,040	620,131
TOTAL TAIWAN — (Cost $562,077)		620,131
THAILAND — 1.2%
Bangkok Bank Public Co., Ltd.	140,900	606,819
TOTAL THAILAND — (Cost $602,681)		606,819
TOTAL PACIFIC BASIN — (Cost $10,263,835)		10,698,397
TOTAL COMMON STOCKS — (Cost $46,556,083)		48,204,013
COLLATERAL FOR SECURITIES ON LOAN — 7.2%
State Street Navigator Prime Portfolio	3,531,291	3,531,291
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $3,531,291)		3,531,291

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/02/2010 (c)	$254,000	254,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $254,000)		254,000
TOTAL INVESTMENTS — (Cost $50,341,374) — 105.4%*		51,989,304
OTHER ASSETS LESS LIABILITIES — (5.4)%		(2,665,647)
NET ASSETS — 100.0%		$49,323,657

See notes to schedule of investments.

3

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 2.1%, Auto Parts 2.0%, Banks 13.0%, Building & Construction 1.4%, Chemicals 1.9%, Computer Services 1.5%, Computers 1.3%, Construction 1.5%, Diversified 4.2%, Drugs & Health Care 1.8%, Electrical Equipment 4.2%, Electronics 4.1%, Fertilizers 1.6%, Financial Services 1.3%, Food & Beverages 7.6%, Homebuilders 1.3%, Hotels & Restaurants 3.8%, Insurance 2.8%, Manufacturing 2.8%, Medical Products 5.9%, Mining 6.4%, Multimedia 2.0%, Oil & Gas 5.4%, Publishing 2.3%, Real Estate 3.5%, Retail 2.4%, Semi-Conductor Manufacturing Equipment 3.3%, Telecommunications Services 3.2%, Tobacco 3.4%, Transportation 2.0%.

*

At July 31, 2010, the cost of investment securities for tax purposes was $50,341,374. Net unrealized appreciation of investment securities for tax purposes was $1,647,930, consisting of unrealized gains of $3,543,953 on securities that had risen in value since their purchase and $1,896,023 in unrealized losses on securities that had fallen in value since their purchase.

(a)	See Note 1.
(b)	A portion of this security was held on loan. As of July 31, 2010, the market value of the securities loaned was $4,627,722.
(c)	Repurchase agreement, dated 7/30/2010, due 8/02/2010 with repurchase proceeds of $254,000 is collateralized by Federal Home Loan Bank, 4.38% due 9/17/2010 with a market value of $260,515.
ADR	American Depositary Receipts

See notes to schedule of investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2010 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS† — 91.6%
AFRICA — 6.5%
SOUTH AFRICA — 6.5%
Aspen Pharmacare Holdings Ltd.*	334,318	$3,734,885
Impala Platinum Holdings Ltd.	65,915	1,784,388
MTN Group Ltd.	159,993	2,564,844
Standard Bank Group Ltd.	169,883	2,643,051
TOTAL SOUTH AFRICA — (Cost $7,260,411)		10,727,168
TOTAL AFRICA — (Cost $7,260,411)		10,727,168
EUROPE — 15.1%
RUSSIA — 10.2%
Gazprom OAO, ADR	202,350	4,369,152
JSC MMC Norilsk Nickel, ADR*	97,860	1,608,818
LUKOIL, ADR	43,969	2,510,630
Petropavlovsk PLC (b)	186,951	2,962,876
Pharmstandard OJSC-S, GDR, 144A	101,500	2,430,925
VimpelCom Ltd., ADR*	183,800	2,997,778
TOTAL RUSSIA — (Cost $17,691,733)		16,880,179
TURKEY — 4.9%
Turkiye Garanti Bankasi AS	840,078	4,347,537
Turkiye Is Bankasi	978,646	3,668,624
TOTAL TURKEY — (Cost $4,795,547)		8,016,161
TOTAL EUROPE — (Cost $22,487,280)		24,896,340
LATIN AMERICA — 17.9%
BRAZIL — 10.8%
Banco do Brasil SA	202,800	3,521,442
Cia Hering	146,400	4,907,746
Hypermarcas SA*	213,400	2,778,520
Light SA	136,700	1,709,916
PDG Realty SA Empreendimentos e Participacoes	450,200	4,791,758
TOTAL BRAZIL — (Cost $12,196,066)		17,709,382
MEXICO — 4.9%
America Movil SAB de CV	1,037,400	2,622,853
Corporacion GEO SAB de CV, Series B*	962,500	2,677,593
Fomento Economico Mexicano SAB de CV, Series B	571,200	2,780,915
TOTAL MEXICO — (Cost $5,005,333)		8,081,361

See notes to schedule of investments.

	Shares	US$ Value (a)
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — 2.2%
Compania de Minas Buenaventura SA, ADR	95,500	$3,687,255
TOTAL PERU — (Cost $3,160,317)		3,687,255
TOTAL LATIN AMERICA — (Cost $20,361,716)		29,477,998
OTHER AREAS — 6.3%
INDIA — 6.3%
Axis Bank Ltd.	166,264	4,822,570
Infrastructure Development Finance Co., Ltd.	834,177	3,343,539
Maruti Suzuki India Ltd.	84,328	2,177,027
TOTAL INDIA — (Cost $8,094,857)		10,343,136
TOTAL OTHER AREAS — (Cost $8,094,857)		10,343,136
PACIFIC BASIN — 45.8%
CHINA — 12.9%
Bank of China Ltd., H Shares	6,532,000	3,447,853
China Mobile Ltd.	313,500	3,176,369
China Railway Construction Corp. Ltd.	2,355,500	3,293,303
CNOOC Ltd.	2,838,000	4,786,328
Industrial and Commercial Bank of China Ltd., H Shares (b)	4,081,000	3,120,842
Netease.com Inc., ADR*	88,900	3,404,870
TOTAL CHINA — (Cost $15,669,339)		21,229,565
HONG KONG — 5.6%
China Taiping Insurance Holdings Co., Ltd.*	935,000	3,159,800
GOME Electrical Appliances Holdings Ltd. (b)*	7,210,000	2,506,212
SJM Holdings Ltd.	3,973,000	3,503,708
TOTAL HONG KONG — (Cost $8,047,483)		9,169,720
INDONESIA — 2.1%
Bank Rakyat Indonesia	3,177,237	3,515,075
TOTAL INDONESIA — (Cost $2,585,781)		3,515,075
MALAYSIA — 4.1%
Axiata Group Berhad*	2,836,122	3,798,139
CIMB Group Holdings Berhad	1,272,086	2,959,269
TOTAL MALAYSIA — (Cost $4,018,424)		6,757,408
SOUTH KOREA — 13.3%
Hyundai Mobis	14,344	2,479,427
Industrial Bank Of Korea	379,960	5,026,202
KT Corp.	41,600	1,504,959
LG Display Co., Ltd.	45,510	1,396,372
POSCO	3,916	1,628,529
Samsung Electronics Co., Ltd.	9,643	6,602,143

See notes to schedule of investments.

	Shares	US$ Value (a)
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
SOUTH KOREA — Continued
Samsung Engineering Co. Ltd.	31,510	$3,289,297
TOTAL SOUTH KOREA — (Cost $19,431,798)		21,926,929
TAIWAN — 6.1%
Formosa Plastics Corp.	1,126,000	2,350,848
Hon Hai Precision Industry Co., Ltd.*	427,279	1,720,130
Taiwan Fertilizer Co., Ltd.	848,000	2,344,713
Taiwan Semiconductor Manufacturing Co., Ltd.	1,832,822	3,569,151
TOTAL TAIWAN — (Cost $7,576,517)		9,984,842
THAILAND — 1.7%
Kasikornbank PCL	482,000	1,493,416
Thai Oil PCL	933,800	1,273,035
TOTAL THAILAND — (Cost $2,799,880)		2,766,451
TOTAL PACIFIC BASIN — (Cost $60,129,222)		75,349,990
TOTAL COMMON STOCKS — (Cost $118,333,486)		150,794,632
PREFERRED STOCKS — 6.6%
LATIN AMERICA — 6.6%
BRAZIL — 6.6%
AES Tiete SA (shown in units of 1,000)	182,712	2,295,847
Itau Unibanco Holding SA	175,593	3,952,540
Vale SA, Class A	191,577	4,647,822
TOTAL BRAZIL — (Cost $6,307,609)		10,896,209
TOTAL LATIN AMERICA — (Cost $6,307,609)		10,896,209
TOTAL PREFERRED STOCKS — (Cost $6,307,609)		10,896,209
COLLATERAL FOR SECURITIES ON LOAN — 1.5%
State Street Navigator Prime Portfolio (b)	2,428,195	2,428,195
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,428,195)		2,428,195

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/02/2010 (c)	$2,460,000	2,460,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $2,460,000)		2,460,000
TOTAL INVESTMENTS — (Cost $129,529,290) — 101.2%**		166,579,036
OTHER ASSETS LESS LIABILITIES — (1.2)%		(1,888,231)
NET ASSETS — 100.0%		$164,690,805

See notes to schedule of investments.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 3.0%, Auto Parts 1.5%, Automobiles 1.3%, Banks 26.31%, Brewery 1.7%, Chemicals 1.5%, Computers 1.1%, Construction 4.1%, Drugs & Health Care 3.8%, Electric Utilities 2.5%, Electronics 4.9%, Finance & Banking 2.1%, Gas & Pipeline Utilities 2.7%, Homebuilders 1.7%, Hotels & Restaurants 2.2%, Household Products 1.7%, Insurance 2.0%, Metals 4.0%, Mining 5.1%, Oil & Gas 3.0%, Oil-Refining & Marketing 0.8%, Oil Integrated 1.6%, Plastics 1.5%, Real Estate 3.0%, Retail 1.6%, Semi-Conductor Manufacturing Equipment 2.2%, Software 2.1%, Steel 1.0%, Telecommunications 3.8%, Telecommunications Equipment 2.3%, Telecommunications Services 4.1%.

*	Non-income producing security.
**

At July 31, 2010, the cost of investment securities for tax purposes was $129,529,290. Net unrealized appreciation of investment securities for tax purposes was $37,049,746, consisting of unrealized gains of $39,919,194 on securities that had risen in value since their purchase and $2,869,448 in unrealized losses on securities that had fallen in value since their purchase.

(a)	See Note 1.
(b)	A portion of this security was held on loan. As of July 31, 2010, the market value of the securities loaned was $5,059,547.
(c)	Repurchase agreement, dated 07/30/2010, due 08/02/2010 with repurchase proceeds of $2,460,001 is collateralized by Federal Home Loan Bank, 4.38% due 9/17/2010 with a market value of $2,513,201.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to schedule of investments.

MCBT PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2010 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS† — 96.1%
DENMARK — 9.5%
AP Moller - Maersk A/S	80	$674,636
Danisco A/S	6,155	468,133
DSV A/S	41,309	736,880
William Demant Holding AS*	5,793	424,492
TOTAL DENMARK — (Cost $2,112,407)		2,304,141
FRANCE — 15.1%
Bureau Veritas SA	13,496	815,348
Natixis*	98,409	526,048
Rhodia SA	22,803	470,697
Societe Generale	9,852	567,917
Valeo SA*	19,427	694,047
Vallourec SA	6,127	596,515
TOTAL FRANCE — (Cost $3,180,991)		3,670,572
GERMANY — 13.3%
Aixtron AG (b)	23,594	705,479
Daimler AG*	11,327	610,728
Fresenius Medical Care AG & Co.	15,855	869,950
GEA Group AG	15,458	349,802
SMA Solar Technology AG	5,746	710,228
TOTAL GERMANY — (Cost $3,216,881)		3,246,187
ITALY — 9.8%
Autogrill SpA*	49,924	618,056
Azimut Holding SpA	11,935	119,557
Terna - Rete Elettrica Nazionale SpA (b)	208,574	867,052
UniCredit SpA	276,668	775,161
TOTAL ITALY — (Cost $2,316,273)		2,379,826
LUXEMBOURG — 2.3%
SES SA	22,417	553,797
TOTAL LUXEMBOURG — (Cost $507,051)		553,797
NETHERLANDS — 1.0%
ASM International*	10,183	256,080
TOTAL NETHERLANDS — (Cost $256,806)		256,080
NORWAY — 4.4%
DnB NOR ASA	86,000	1,068,020
TOTAL NORWAY — (Cost $729,186)		1,068,020
SWEDEN — 10.1%
Kinnevik Investment AB, Series B	44,274	831,558

See notes to schedule of investments.

1

	Shares	US$ Value (a)
COMMON STOCKS† — Continued
SWEDEN — Continued
Scania AB	42,254	$778,986
Swedish Match AB	35,669	842,363
TOTAL SWEDEN — (Cost $2,160,615)		2,452,907
SWITZERLAND — 2.9%
Julius Baer Group Ltd.	6,852	242,438
Kudelski SA	15,720	463,285
TOTAL SWITZERLAND — (Cost $707,430)		705,723
UNITED KINGDOM — 27.7%
Associated British Foods PLC	15,390	248,012
Barclays PLC	189,851	991,426
Capita Group PLC	76,704	865,389
Centrica PLC	77,376	368,979
Inchcape PLC*	109,529	513,368
Investec PLC	95,994	745,613
Mondi PLC	94,893	670,800
Pearson PLC	34,327	532,986
Resolution Ltd. (b)	25,117	93,920
Telecity Group PLC*	77,848	528,932
Tullett Prebon PLC	109,854	586,772
Xstrata PLC	37,435	596,516
TOTAL UNITED KINGDOM — (Cost $6,355,412)		6,742,713
TOTAL COMMON STOCKS — (Cost $21,543,052)		23,379,966
RIGHTS AND WARRANTS — 1.8%
UNITED KINGDOM — 1.8%
Resolution Ltd.*	320,825	437,977
TOTAL UNITED KINGDOM — (Cost $436,867)		437,977
TOTAL RIGHTS AND WARRANTS — (Cost $436,867)		437,977
COLLATERAL FOR SECURITIES ON LOAN — 3.2%
State Street Navigator Prime Portfolio	765,267	765,267
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $765,267)		765,267

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/02/2010 (c)	$630,000	630,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $630,000)		630,000
TOTAL INVESTMENTS — (Cost $23,375,186) — 103.7%**		25,213,210
OTHER ASSETS LESS LIABILITIES — (3.7)%		(892,351)
NET ASSETS — 100.0%		$24,320,859

See notes to schedule of investments.

2

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 2.9%, Automobiles 2.6%, Banks 17.5%, Brewery 2.8%, Broadcasting 2.8%, Building Construction 1.5%, Business Services 3.1%, Chemicals 2.0%, Commercial Services 3.4%, Communication Services 0.1%, Diversified 4.0%, Electric Utilities 3.6%, Electrical Equipment 4.9%, Finance 2.5%, Finance & Banking 3.1%, Food & Beverages 3.0%, Hotels & Restaurants 2.6%, Human Resources 3.6%, Industrial Machinery 3.3%, Insurance 2.2%, Internet Services 2.2%, Medical Products 5.4%, Mining 2.5%, Multimedia 2.2%, Publishing 2.2%, Retail 2.2%, Semi-Conductor Manufacturing 4.0%, Steel 2.5%, Tobacco 3.5%, Utilities 1.5%.

*	Non-income producing security.
**

At July 31, 2010, the cost of investment securities for tax purposes was $23,375,186. Net unrealized appreciation of investment securities for tax purposes was $1,838,024, consisting of unrealized gains of $2,031,692 on securities that had risen in value since their purchase and $193,668 in unrealized losses on securities that had fallen in value since their purchase.

(a)	See Note 1.
(b)	A portion of this security was held on loan. As of July 31, 2010, the market value of the securities loaned was $723,230.
(c)	Repurchase agreement, dated 7/30/2010, due 8/02/2009 with repurchase proceeds of $630,001 is collateralized by Federal Home Loan Bank, 4.38% due 9/17/2010 with a market value of $643,625.

See notes to schedule of investments.

3

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1. Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost.  Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are taken at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of Martin Currie Business Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange.  Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund’s net asset value.  If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service.  Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  At April 30, 2010, fair value pricing adjustments made at the direction of third-party vendors were used for most or all of the foreign securities in each Fund’s portfolio.  At July 31, 2010, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures.

Fair Value Measurement —The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

•  Level 1 — Valuations based on quoted prices for identical securities in active markets.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used as of July 31, 2010 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stock	$47,583,882	$620,131	$—	$48,204,013
Short-Term Investments	—	254,000	—	254,000
Collateral for Securities on Loan	3,531,291	—	—	3,531,291
Total	51,115,173	874,131	—	51,989,304
MCBT Global Emerging Markets Fund
Common Stocks	148,363,707	2,430,925	—	150,794,632
Preferred Stocks	10,896,209	—	—	10,896,209
Short-Term Investments	—	2,460,000	—	2,460,000
Collateral for Securities on Loan	2,428,195	—	—	2,428,195
Total	161,688,111	4,890,925	—	166,579,036
MCBT Pan European Select Fund
Common Stocks	23,379,966	—	—	23,379,966
Rights and Warrants	437,977	—	—	437,977
Short-Term Investments	—	630,000	—	630,000
Collateral for Securities on Loan	765,267	—	—	765,267
Total	24,583,210	630,000	—	25,213,210

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy.  It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended July 31, 2010.

2. Name Change — Effective August 27, 2010, the MCBT Pan European Select Fund changed its name to the MCBT European Select Fund.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: September 29, 2010	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2010	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: September 29, 2010	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                     Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.